Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2021
Minimum [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Annual interest rate	4.85%
Maximum [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Annual interest rate	20.00%